1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communications - 4.4%
Advertising & Marketing - 4.4%
Interpublic Group of Companies, Inc. (The)	49,350	$1,414,865

Consumer Discretionary - 5.3%
Retail - Discretionary - 5.3%
Home Depot, Inc. (The)	4,175	1,720,016

Consumer Staples - 15.0%
Food - 9.8%
Ingredion, Inc.	13,600	1,855,584
Mondelez International, Inc. - Class A	22,425	1,300,426
		3,156,010
Retail - Consumer Staples - 5.2%
Kroger Company (The)	27,460	1,692,634

Financials - 17.8%
Banking - 6.7%
JPMorgan Chase & Company	8,100	2,165,130

Institutional Financial Services - 5.5%
CME Group, Inc.	7,450	1,762,074

Specialty Finance - 5.6%
Fidelity National Financial, Inc.	31,000	1,803,270

Health Care - 13.1%
Biotech & Pharma - 3.1%
Merck & Company, Inc.	9,880	976,342

Health Care Facilities & Services - 5.4%
UnitedHealth Group, Inc.	3,225	1,749,530

Medical Equipment & Devices - 4.6%
Stryker Corporation	3,810	1,490,815

Industrials - 16.2%
Aerospace & Defense - 4.6%
Lockheed Martin Corporation	3,195	1,479,125

1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 16.2% (Continued)
Commercial Support Services - 5.6%
Republic Services, Inc.	8,400	$1,821,708

Transportation Equipment - 6.0%
Cummins, Inc.	5,400	1,923,750

Materials - 5.6%
Containers & Packaging - 5.6%
Packaging Corporation of America	8,500	1,807,610

Technology - 16.0%
Semiconductors - 6.5%
Broadcom, Inc.	9,420	2,084,363

Software - 3.8%
Microsoft Corporation	3,000	1,245,180

Technology Services - 5.7%
Mastercard, Inc. - Class A	3,320	1,844,028

Utilities - 5.0%
Electric Utilities - 5.0%
NextEra Energy, Inc.	22,704	1,624,698

Total Common Stocks (Cost $19,935,041)		$31,761,148

MONEY MARKET FUNDS - 2.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.27% (a) (Cost $646,010)	646,010	$646,010

Total Investments at Value - 100.4% (Cost $20,581,051)		$32,407,158

Liabilities in Excess of Other Assets - (0.4%)		(134,716)

Net Assets - 100.0%		$32,272,442

(a)	The rate shown is the 7-day effective yield as of January 31, 2025.